RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 12 – RELATED PARTY TRANSACTIONS
Management fees
For the three months ended March 31, 2024 and 2023, management fees paid to Hicks Holdings Operating LLC, a shareholder of the Company, were approximately $0.2 million and $0.2 million, respectively. Management fees paid to a shareholder are included in selling, general and administrative expense in the accompanying unaudited condensed consolidated statements of income and comprehensive income.
Director fees
For the three months ended March 31, 2024 and 2023, director fees paid to Board of Directors were approximately $85 thousand and $45 thousand , respectively. Management fees paid to a shareholder are included in selling, general and administrative expense in the accompanying unaudited condensed consolidated statements of income and comprehensive income.
Leases
For the three months ended March 31, 2024 and 2023, the Company paid rent expense to Cree Investments, LLC, a shareholder of the Company, of approximately $13 thousand and $13 thousand, respectively, relating to the lease of a building. Future minimum lease payments related to this lease are included in the future minimum lease schedule in Note 13 -
Leases
.

NOTE 14 – RELATED PARTY TRANSACTIONS
Management fees
For the years ended December 31, 2023 and 2022, management fees paid to Hicks Holdings Operating LLC, a shareholder of the Company, were approximately $1.1 million and $0.4 million, respectively. Management fees paid to the shareholder are included in selling, general and administrative expense in the accompanying consolidated statements of income and comprehensive income.

Director fees
For the years ended December 31, 2023 and 2022, director fees paid to our Board of Directors were approximately $0.2 million and $0.1 million, respectively. Director fees are included in selling, general and administrative expense in the accompanying consolidated statements of income and comprehensive income.
Leases
For the years ended December 31, 2023 and 2022, the Company paid rent expense to Cree Investments, LLC, a shareholder of the Company, of approximately $51 thousand and $51 thousand, respectively, relating to the lease of a building. Future minimum lease payments related to this lease are included in the future minimum lease schedule in Note 7,
Leases
.
Tools
For the years ended December 31, 2022, the Company paid $4 thousand to Heath Woodrum, a shareholder of the Company, for tools.
Promissory Notes
Upon consummation of the Merger on June 20, 2023, the Company issued shares of DTIC Common Stock in connection with the PIPE Financing to payoff convertible promissory notes which were issued to an affiliate of the ROC Sponsor on December 6, 2022 and March 2, 2023, respectively. The notes did not bear interest and were in the amounts of $2.1 million and $2.1 million, respectively.
Working Capital Loan
Prior to the Merger on June 20, 2023, ROC paid the remaining outstanding principal amount owed to an affiliate of the ROC Sponsor in the amount of $0.4 million for a loan to fund working capital deficiencies and finance transaction costs in connection with the Merger. The loan did not bear interest.